Property and Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (6,484)	$ (885)
Total property and equipment, net	1,254	3,690
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Computer equipment	$ 7,738	$ 4,575